Share-based payment arrangements - Summary of assumptions used to estimate the fair value of options granted (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of range of exercise prices of outstanding share options [line items]
Expected dividends	$ 0	$ 0
Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Risk-free interest rate	1.40%	0.30%
Expected volatility (range)	60.00%	64.00%
Expected life (range)	1 year 11 months 15 days	1 year 11 months 1 day
Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Risk-free interest rate	1.60%	0.80%
Expected volatility (range)	61.00%	68.00%
Expected life (range)	3 years 11 months 15 days	3 years 11 months 4 days